SHORT-TERM AND LONG-TERM DEBT - Schedule of Long-Term Debt (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 NOK (kr)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Sep. 30, 2024 NOK (kr)	Feb. 28, 2023 USD ($)	May 12, 2021 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 2,584,131,000			$ 2,862,240,000
Less: unamortized debt issuance costs	(17,655,000)			(22,778,000)
Less: current portion of long-term debt facilities	(605,943,000)			(689,045,000)
Long-term debt	$ 1,960,533,000			2,150,417,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Interest rate (in percentage)	7.25%	7.25%						7.25%
Aggregate debt amount								$ 150,000,000
Long-term debt, gross	$ 150,000,000			150,000,000
Total debt principal	150,000,000			150,000,000
U.S. dollar denominated fixed rate debt due 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 145,875,000			147,375,000
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Interest rate (in percentage)	8.875%	8.875%					8.875%
Aggregate debt amount							$ 150,000,000.0
Long-term debt, gross	$ 150,000,000			150,000,000
Total debt principal	$ 150,000,000.0			150,000,000.0
8.25% senior unsecured sustainability-linked bonds due 2028
Debt Instrument [Line Items]
Interest rate (in percentage)	8.25%	8.25%
Long-term debt, gross	$ 147,600,000			145,200,000
NOK750 million senior unsecured floating rate bonds due 2029
Debt Instrument [Line Items]
Aggregate debt amount | kr		kr 750,000,000				kr 750,000,000
Long-term debt, gross	74,327,000			63,592,000
Total debt principal	74,300,000	kr 750,000,000		63,600,000	kr 724,000,000.0
Lease debt financing due through 2033
Debt Instrument [Line Items]
Long-term debt, gross	686,389,000			702,164,000
U.S. dollar denominated floating rate debt due through 2030
Debt Instrument [Line Items]
Long-term debt, gross	1,085,540,000			1,503,909,000
Total debt principal	$ 1,085,500,000			1,503,900,000
7.75% senior unsecured sustainability-linked bonds due 2030
Debt Instrument [Line Items]
Interest rate (in percentage)	7.75%	7.75%	7.75%
Aggregate debt amount			$ 150,000,000.0
Long-term debt, gross	$ 144,400,000			0
Total debt principal	$ 144,400,000			$ 0.0